Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Purchase Price of Acquisition Allocated to Identifiable Assets Acquired
The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Purchase price (1)	$18,230	$114,293	$55,772
Less: Fair value of net assets acquired:
Vessel and equipment (2)	103,400	335,000	145,000
Cash	1,574	8,997	89
Inventories	—	395	234
Other current assets	—	1,939	108
Amounts due from related parties	—	4	—
Long-term debt	(82,164)	(221,812)	(89,125)
Other long-term liabilities	—	(4,774)	—
Derivatives liabilities	(968)	(348)	—
Trade accounts payable	(35)	(390)	(91)
Accrued expenses	(825)	(1,360)	(387)
Prepaid charter and deferred revenue	—	(1,487)	—
Amount due to related parties	(2,752)	(2,338)	(56)

Subtotal	18,230	113,826	55,772

Difference between the purchase price and fair value of net assets acquired	$—	$467	$—
Goodwill (3)	—	467	—
Difference between the purchase price and allocated values	$—	$—	$—

(1)	The purchase price comprises the following:

(U.S. Dollars in thousands)	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Cash consideration paid to KNOT	$8,836	$113,306	$45,423
Purchase price adjustments	(2,606)	987	—
Seller’s credit	12,000	—	10,349

Purchase price	$18,230	$114,293	$55,772

(2)	Vessel and equipment includes allocation to dry docking for the following vessels: Hilda Knutsen of $2,042, Torill Knutsen of $2,166 and Carmen Knutsen of $1,769. For Dan Cisne $400 of the purchase price adjustments was allocated to the vessel.
(3)	The goodwill recognized in connection with the acquisitions of Hilda Knutsen and Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Schedule of Summarized Consolidated Pro Forma Financial Information

The Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen and the Dan Cisne were delivered January 2, 2013, August 5, 2013, November 4, 2013 and September 14, 2011, respectively.

(U.S. Dollars in thousands)	Unaudited 2014	Unaudited 2013
Revenue	$145,524	$106,616
Net income	36,621	23,209